Annual Operating Expenses - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity International Index Fund - Fidelity International Index Fund
Apr. 29, 2023
Operating Expenses:
Management fee	0.035%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.035%